FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

15. FINANCIAL INSTRUMENTS

From time to time, Agnico Eagle has entered into financial instruments with financial institutions in order to hedge underlying cash flow and fair value exposure arising from changes in commodity prices, interest rates, equity prices or foreign currency exchange rates.

Currency risk management

In 2013 and 2012, financial instruments that subjected Agnico Eagle to market risk and concentration of credit risk consisted primarily of cash and cash equivalents and short-term investments. Agnico Eagle places its cash and cash equivalents and short-term investments in high quality securities issued by government agencies, financial institutions and major corporations and limits the amount of credit exposure by diversifying its holdings.

Agnico Eagle generates almost all of its revenues in US dollars. The Company's Canadian operations, which include the LaRonde, Goldex, Lapa and Meadowbank mines and the Meliadine project have Canadian dollar requirements for capital, operating and exploration expenditures.

The Company uses foreign exchange hedges to reduce the variability in expected future cash flows arising from changes in foreign currency exchange rates. The hedged items represent a portion of the Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2013.

As at December 31, 2013, the Company had outstanding foreign exchange zero cost collars with a cash flow hedging relationship that did qualify for hedge accounting under ASC 815 – Derivatives and Hedging. The purchase of US dollar put options was financed through selling US dollar call options at a higher level such that the net premium payable to the different counterparties by the Company was nil. At December 31, 2013, the zero cost collars hedged $60.0 million of 2014 expenditures and the Company recognized mark-to-market adjustments in accumulated other comprehensive loss.

Amounts deferred in accumulated other comprehensive loss are reclassified to the production costs line item on the consolidated statements of income (loss) and comprehensive income (loss), as applicable, when the hedged transaction has occurred. Mark-to-market gains (losses) related to foreign exchange derivative financial instruments are recorded at fair value based on broker- dealer quotations that utilize period end forward pricing of the currency hedged.

The Company's other foreign currency derivative strategies in 2013 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars to Canadian dollars. All of these derivative transactions expired prior to year end such that no derivatives were outstanding as at December 31, 2013. The call option premiums were recognized in the loss (gain) on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss).

Commodity price risk management

The Company uses intra-quarter zinc, copper and silver derivative financial instruments associated with the timing of sales of the related products that were recognized in the (gain) loss on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss). There were no zinc, copper or silver intra-quarter derivative financial instruments outstanding at December 31, 2013 or December 31, 2012.

To mitigate the risks associated with fluctuating diesel fuel prices, the Company uses derivative financial instrument contracts to hedge the price on a portion of diesel fuel costs associated with the Meadowbank mine's diesel fuel exposure as it relates to operating costs. Financial contracts that expired in 2013 and totaled 10.5 million gallons of heating oil were entered into at an average price of $2.99 per gallon, which is approximately 55.0% of the Meadowbank mine's expected 2013 diesel fuel operating costs. These contracts did qualify for hedge accounting and the related market-to-market adjustments prior to settlement were recognized in accumulated other comprehensive loss. All heating oil derivative financial instrument contracts settled in 2013.

Amounts deferred in accumulated other comprehensive loss are reclassified to the production costs line item on the consolidated statements of income (loss) and comprehensive income (loss), as applicable, when the derivative financial instrument has settled. Mark-to-market gains (losses) related to heating oil derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing to calculate fair value.

As at December 31, 2013 and 2012, there were no metal derivative positions. The Company may from time to time utilize short-term (including intra-quarter) financial instruments as part of its strategy to minimize risks and optimize returns on its byproduct metal sales.

Other required derivative disclosures can be found in note 7(d), accumulated other comprehensive loss.

The following table provides a summary of the amounts recognized in the (gain) loss on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss):

	Year Ended December 31,

	2013	2012	2011

Premiums realized on written foreign exchange call options	$3,375	$1,505	$4,995

Realized loss on foreign exchange forwards	–	–	(1,407)

Realized gain on zinc derivative financial instruments	60	430	3,419

Realized gain on copper derivative financial instruments	–	63	79

Realized loss on silver derivative financial instruments	–	–	(3,403)

Mark-to-market gain on derivative equity contracts(i)	1,389	–	–

Mark-to-market loss on warrants(i)	(488)	(1,294)	–

Realized loss on warrants	(2,827)	–	–

Realized loss on heating oil derivative financial instruments	–	(1,523)	–

Gain (loss) on derivative financial instruments	$1,509	$(819)	$3,683

Note:

(i)
Mark-to-market gains and losses on financial instruments that did not qualify for hedge accounting are recognized through the (gain) loss on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss) and through the other line item of the consolidated statements of cash flow.

Agnico Eagle's exposure to interest rate risk at December 31, 2013 relates to its cash and cash equivalents, short-term investments and restricted cash totaling $170.0 million (2012 – $332.0 million) and the Credit Facility. The Company's short-term investments and cash equivalents have a fixed weighted average interest rate of 0.53% (2012 – 0.47%).

The fair values of Agnico Eagle's current financial assets and liabilities approximate their carrying values as at December 31, 2013.